Fair Value Measurements - Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds (Details) - EBP 001 - USD ($)	Mar. 31, 2026	Mar. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,491,640,200	$ 1,088,463,761
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	150,410,506	141,590,190
Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	180,019,018	32,187,114
Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	25,480,322	20,845,120
Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,025,154,862	810,194,224
Pooled separate accounts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	110,575,492	83,647,113
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	330,429,524	173,777,304
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	150,410,506	141,590,190
Level 1 | Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	180,019,018	32,187,114
Level 1 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	25,480,322	20,845,120
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	25,480,322	20,845,120
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,025,154,862	810,194,224
Fair Value Measured at Net Asset Value Per Share | Pooled separate accounts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	110,575,492	83,647,113
Level 1 2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 355,909,846	$ 194,622,424